NOTES PAYABLE - BANKS (Narrative) (Details) € in Thousands, kr in Thousands, $ in Thousands	11 Months Ended	12 Months Ended
	Mar. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 SEK (kr)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 SEK (kr)	Dec. 31, 2021 USD ($)	Oct. 31, 2021 USD ($)	Dec. 31, 2020
Commercial bank [Member] | Bank Guarantee Facility [Member]
Debt Instrument [Line Items]
Interest rate		2.50%
Unused line fee		0.75%
United States [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | $							$ 10,000
Weighted average interest rate								4.42%
Europe [Member]
Debt Instrument [Line Items]
Weighted average interest rate		4.80%			4.80%	4.80%		4.40%
Line of Credit [Member] | United States [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate		3.00%
Line of Credit Europe [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | €	€ 12,000
Debt instrument, interest rate basis points above reference rate	4.80%
Unused line fee	0.75%
Line of Credit Europe [Member] | Sweden [Member]
Debt Instrument [Line Items]
Debt instrument, effective interest rate			2.80%	2.80%
Line of Credit Ten [Member] | Sweden [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding			kr 1,196	$ 115	kr 1,800	$ 199
Guarantees facility [Member]
Debt Instrument [Line Items]
Outstanding guarantees		€ 1,022				1,161
Guarantees facility [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount		€ 2,500				$ 2,841
Line of Credit Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount			kr 4,000	$ 385